Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Loans Payable

The following table summarizes the Company’s debt outstanding:

	As of
	June 30, 2023	December 31, 2022
Short-term debt
AR Debentures at fair value	$2,722,000	$—
Long-term debt
SBA Loan	150,000	—

Total debt	$2,872,000	$—

Schedule of Debt Maturities	The following is a summary of scheduled debt maturities by year as of June 30, 2023:
2023	$2,001,613
2024	3,317
2025	3,444
2026	3,575
2027	3,711
Thereafter	134,340
$2,150,000

Creek Road Miners Inc [Member]
Schedule of Loans Payable

The following table summarizes PPP/SBA loans payable:

	As of
	December 31, 2022	December 31, 2021
SBA Guaranteed PPP Loan	$—	$14,033
SBA Loan	149,900	149,900
Second Draw SBA Guaranteed PPP Loan	—	197,662
Total	$149,900	$361,595